Trade and Other Payables	12 Months Ended
Jan. 31, 2020
Disclosure of capital and leasing commitments [Abstract]
Trade and Other Payables

19	Trade and Other Payables

	31 January 2020 NZ$000’s	31 January 2019 NZ$000’s
Current:
Trade payables	10,407	23,580
Accruals	8,593	10,150
Employee benefit liabilities	3,430	1,815
	22,430	35,545

Trade and other payables are unsecured and are normally settled within 30 days however some the trade creditors are out of term as at 31 January 2020. Subsequent to the end of the financial period the Group is actively working to bring all of the creditors in term. The carrying amounts are considered to be a reasonable approximation of fair value.